Significant accounting policies (Details)	12 Months Ended
Dec. 31, 2021
Laboratory Equipment [Member] | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives of property, plant and equipment (in years)	5 years
Laboratory Equipment [Member] | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives of property, plant and equipment (in years)	10 years
Office and IT equipment | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives of property, plant and equipment (in years)	3 years
Office and IT equipment | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives of property, plant and equipment (in years)	6 years